Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants [Abstract]
Schedule of Assumptions of Investors' Warrants

The Company used the following assumptions to estimate the warrants issued at the fund-raising:

	December 31, 2024	August 14, 2024

Risk-free interest rate (1)	4.36%	3.67%
Expected volatility (2)	95.95%	98.29%
Expected life (in years) (3)	4.62	5
Dividend yield (4)	0%	0%

The Company used the following assumptions to estimate the warrants issued at the Social Proxy Transaction:

	December 31, 2024	August 14, 2024

Risk-free interest rate (1)	4.2-4.3%	4.1-4.2%
Expected volatility (2)	49.4-57.7%	49.5-57.4%
Expected life (in years) (5)	0.75-3	1-3
Dividend yield (4)	0%	0%

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

(5)	Expected life - the expected life was based on the assumed milestones achievement date.

Schedule of Outstanding Warrants

The table below summarizes the outstanding warrants as of December 31, 2024 -

Number of shares exercisable	Issuance date	Exercise price (per warrant)	Expiration date

150,000,000	August 14, 2024	$1.2	August 14, 2029
289,614,200	August 14, 2024	NIS 0.1	August 14, 2029

439,614,200